Liquidity - Bonds (Details) € in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022
Financial Liabilities
Effective Interest Rate	3.33%	3.33%	3.49%	1.23%
Carrying Amount	€ 8,937		€ 7,169
Bonds
Financial Liabilities
Carrying Amount	6,090		6,780
Euro bonds
Financial Liabilities
Carrying Amount	€ 5,801		6,509
Euro bond 9 - 2014
Financial Liabilities
Issue Price	99.284%	99.284%
Coupon Rate	1.75%	1.75%
Effective Interest Rate	1.87%	1.87%
Nominal Volume	€ 1,000
Carrying Amount	€ 947		914
Euro bond 12 - 2015
Financial Liabilities
Issue Price	99.264%	99.264%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.13%	1.13%
Nominal Volume	€ 600
Carrying Amount	€ 600		599
Euro bond 15 - 2018
Financial Liabilities
Issue Price	99.576%	99.576%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.06%	1.06%
Nominal Volume	€ 500
Carrying Amount	€ 500		499
Euro bond 16 - 2018
Financial Liabilities
Issue Price	98.687%	98.687%
Coupon Rate	1.375%	1.375%
Effective Interest Rate	1.50%	1.50%
Nominal Volume	€ 500
Carrying Amount	€ 442		428
Euro bond 19 - 2018
Financial Liabilities
Issue Price	99.227%	99.227%
Coupon Rate	0.75%	0.75%
Effective Interest Rate	0.89%	0.89%
Nominal Volume	€ 850
Carrying Amount	€ 0		849
Euro bond 20 - 2018
Financial Liabilities
Issue Price	98.871%	98.871%
Coupon Rate	1.25%	1.25%
Effective Interest Rate	1.38%	1.38%
Nominal Volume	€ 1,000
Carrying Amount	€ 923		891
Euro bond 21 - 2018
Financial Liabilities
Issue Price	98.382%	98.382%
Coupon Rate	1.625%	1.625%
Effective Interest Rate	1.78%	1.78%
Nominal Volume	€ 1,250
Carrying Amount	€ 1,079		1,045
Eurobond 23 - 2020
Financial Liabilities
Issue Price	99.20%	99.20%
Coupon Rate	0.125%	0.125%
Effective Interest Rate	0.26%	0.26%
Nominal Volume	€ 600
Carrying Amount	€ 599		598
Eurobond 24 - 2020
Financial Liabilities
Issue Price	98.787%	98.787%
Coupon Rate	0.375%	0.375%
Effective Interest Rate	0.51%	0.51%
Nominal Volume	€ 800
Carrying Amount	€ 712		686
USD-Bond-2018
Financial Liabilities
Issue Price	100.00%	100.00%
Coupon Rate	4.69%	4.69%
Effective Interest Rate	4.74%	4.74%
Nominal Volume | $		$ 300
Carrying Amount	€ 289		€ 271